Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elysia Pawlowicz
Title: Chief Compliance Officer
Phone: 203-388-4924

Signature, Place, and Date of Signing:
Elysia Pawlowicz                 Stamford, CT               11/14/2011
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 25
Form 13F Information Table Value Total: $ 34,424 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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								VALUE	SHARES/	SH/PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT/PRNCALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
ARMOUR RESIDENTIAL REIT   INC 	*W EXP 11/07/201042315119	2	86000	SH	SOLE	NONE	86000
BP PLC 	SPONSORED 		ADR		055622104	721	20000	SH	SOLE	NONE	20000
FRIENDFINDER NETWORKS INC	COM IPO		358453306	18	10000	SH	SOLE	NONE	10000
LORAL SPACE &COMMUNICATION INC	COM		543881106	3	68	SH	SOLE	NONE	68
NEW YORK COMMUNITY BANCORP INC	COM		649445103	298	25000	SH	SOLE	NONE	25000
PITNEY BOWES INC 		COM		724479100	320	17000	SH	SOLE	NONE	17000
PORTLAND GENERAL ELECTRIC co	COM NEW		736508847	35	1482	SH	SOLE	NONE	1482
GENON ENERGY INC CMN		COM		37244E107	29	10566	SH	SOLE	NONE	10566
AT&T INC			COM		00206R102	200	7000	SH	SOLE	NONE	7000
CHESAPEAKE ENERGY CORP		NOTE 2.750%11/1	165167BW6	2061	2000000	PRN	SOLE	NONE	2000000
CHESAPEAKE ENERGY CORP		NOTE 2.500% 5/1	165167BZ9	2888	3000000	PRN	SOLE	NONE	3000000
CROSSTEX ENERGY L P 		COM	2	2765U102	568	35000	SH	SOLE	NONE	35000
DRYSHIPS INC			NOTE 5.000%12/0	262498AB4	2640	4000000	PRN	SOLE	NONE	4000000
ICAHN ENTERPRISES L P / CORP	FRNT 8/1	451102AB3	937	1000000	PRN	SOLE	NONE	1000000
JAZZ TECHNOLOGIES INC		NOTE 8.000%12/3	47214EAA0	2406	2400000	PRN	SOLE	NONE	2400000
KKR FINL HLDGS LLC		NOTE 7.500% 1/1	48248AAD0	10630	8500000	PRN	SOLE	NONE	8500000
LIBERTY MEDIA CORP		DEB 3.500% 1/1	530715AN1	1363	2500000	PRN	SOLE	NONE	2500000
LIONS GATE ENTMT INC		NOTE 3.625% 3/1	53626YAA6	6364	5976000	PRN	SOLE	NONE	5976000
PROSHARES TR			PSHS ULT S&P 50074347R107	192	5000	SH	SOLE	NONE	5000
RETAIL OPPORTUNITY INVTS CORP  	*W EXP 10/23/20176131N119	100	149100	SH	SOLE	NONE	149100
TWO HARBORS INVT CORP		*W EXP 11/07/20190187B119	25	126500	SH	SOLE	NONE	126500
VECTOR GROUP LTD		FRNT 11/1	92240MAS7	1330	1000000	PRN	SOLE	NONE	1000000
VERIZON COMMUNICATIONS INC	COM		92343V104	570	15500	SH	SOLE	NONE	15500
SEARCHMEDIA HOLDINGS  LTD	*W EXP 11/19/201G8005Y114	10	60300	SH	SOLE	NONE	60300
TOWER SEMICONDUCTOR LTD   	ORD		M87915100	714	1081578	SH	SOLE	NONE	1081578

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